Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Statutory U.S. tax rate					$ (228,278)	$ (78,278)	$ (170,552)
Less: Valuation Allowance					228,463	464,966	171,227
Nondeductible/nontaxable items					154,759	75,530	0
Income Tax Expense (Benefit)	$ 71,372	$ 295,439	$ 11,442	$ 222,361	226,682	916,840	(113,932)
CHINA [Member]
Statutory Tax Rate					71,923	451,874	(113,932)
HONG KONG [Member]
Statutory Tax Rate					$ (185)	$ (252)	$ (675)